MainStay VP Funds Trust
51 Madison Avenue
New York, NY 10010

July 7, 2011

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	MainStay VP Funds Trust
File Nos. 2-86082 and 811-03833-01

Dear Sir or Madam:

Electronically transmitted via EDGAR pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 58 to the registration statement on Form N-1A of MainStay VP Funds Trust (the “Trust”) under the 1933 Act and Amendment No. 59 to the Trust’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”).   The Amendment is being made for the purposes of registering seven new series of the Trust, namely:  (1) MainStay VP DFA DuPont Capital Emerging Markets Equity Portfolio; (2) MainStay VP Eagle Small Cap Growth Portfolio; (3) MainStay VP Janus Balanced Portfolio; (4) MainStay VP MFS Utilities Portfolio; (5) MainStay VP PIMCO Real Return Portfolio; (6) MainStay VP T. Rowe Price Equity Income Portfolio; and (7) MainStay VP Van Eck Global Hard Assets Portfolio.

No fee is required in connection with this filing.  Please contact the undersigned at (973) 394-4436 if you have any questions regarding this filing.

Very truly yours, /s/ Kevin M. Bopp Kevin M. Bopp Assistant Secretary